Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MONEY MARKET TRUST
Entity Central Index Key	0000703642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000016694
Shareholder Report [Line Items]
Fund Name	DWS Government Money Market Series
Class Name	Institutional Shares
Trading Symbol	ICAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Government Money Market Series ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 33,356,103,284
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 14,229,149